Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 252,876	$ 163,851
Accounts receivable, net	75,109	55,249
Inventories	95,427	90,202
Prepaid expenses and other assets	306,733	241,011
Total current assets	730,145	550,313
Property and equipment, net	13,135,337	12,119,253
Goodwill	1,388,931	1,388,931
Tradenames	817,525	817,525
Other long-term assets	612,661	329,948
Total assets	16,684,599	15,205,970
Current liabilities:
Current portion of long-term debt	746,358	681,218
Accounts payable	100,777	159,564
Accrued expenses and other liabilities	782,275	716,499
Advance ticket sales	1,954,980	1,593,219
Total current liabilities	3,584,390	3,150,500
Long-term debt	6,055,335	5,810,873
Other long-term liabilities	529,295	281,596
Total liabilities	10,169,020	9,242,969
Commitments and contingencies (Note 13)
Shareholders' equity:
Ordinary shares, $0.001 par value; 490,000,000 shares authorized; 237,533,270 shares issued and 213,082,411 shares outstanding at December 31, 2019 and 235,484,613 shares issued and 217,650,644 shares outstanding at December 31, 2018	237	235
Additional paid-in capital	4,235,690	4,129,639
Accumulated other comprehensive income (loss)	(295,490)	(161,647)
Retained earnings	3,829,068	2,898,840
Treasury shares (24,450,859 and 17,833,969 ordinary shares at December 31, 2019 and December 31, 2018, respectively, at cost)	(1,253,926)	(904,066)
Total shareholders' equity	6,515,579	5,963,001
Total liabilities and shareholders' equity	$ 16,684,599	$ 15,205,970